Pay vs Performance Disclosure number in Millions	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

				Value of Initial Fixed $100 Investment Based On:
Year		Summary Compensation Table Total ($)	Compensation Actually Paid ($)	Total Stockholder Return(1)	Peer Group Total Stockholder Return(2)	GAAP Net Loss (in millions) ($)	Cloud Revenue (in millions) ($)(3)
2023	Mr. Cannon-Brookes (PEO)(4)	$55,109	$55,109	$89.5	$133.7	-$486.8	$2,144
	Mr. Farquhar (PEO)(4)	$55,109	$55,109
	Non-PEO NEOs	$13,633,957	$9,863,039

Company Selected Measure Name		Cloud revenue
Named Executive Officers, Footnote		Messrs. Cannon-Brookes and Farquhar are paid in Australian dollars, which have been converted into U.S. dollars using a monthly average exchange rate for fiscal year 2023 of USD $1.00 to AUD $1.51. Messrs. Cannon-Brookes and Farquhar do not receive stock awards as part of their compensation, and they do not participate in the annual incentive bonus program.
Peer Group Issuers, Footnote		The peer group total stockholder return in this table utilizes the S&P 500 System Software Sub Industry Index which we also include in the stock performance graph required in our Annual Report on Form 10-K for fiscal year 2023.
Adjustment To PEO Compensation, Footnote

Fiscal Year 2023 Compensation Actually Paid	Mr. Cannon-Brookes (PEO)	Mr. Farquhar (PEO)	Non-PEO NEOs(1)
Summary Compensation Table Total	$55,109	$55,109	$13,612,685
Less - Grant date fair value of awards granted during the fiscal year	0	0	$12,944,242
Plus - Fair value of awards granted during the fiscal year at vest (if vested) or at year-end (if unvested)	0	0	$10,268,477
Plus - Change in fair value of awards granted prior to the fiscal year (2)	0	0	-$1,075,858
Compensation Actually Paid	$55,109	$55,109	$9,861,062

Non-PEO NEO Average Total Compensation Amount		$ 13,633,957
Non-PEO NEO Average Compensation Actually Paid Amount		$ 9,863,039
Adjustment to Non-PEO NEO Compensation Footnote

Fiscal Year 2023 Compensation Actually Paid	Mr. Cannon-Brookes (PEO)	Mr. Farquhar (PEO)	Non-PEO NEOs(1)
Summary Compensation Table Total	$55,109	$55,109	$13,612,685
Less - Grant date fair value of awards granted during the fiscal year	0	0	$12,944,242
Plus - Fair value of awards granted during the fiscal year at vest (if vested) or at year-end (if unvested)	0	0	$10,268,477
Plus - Change in fair value of awards granted prior to the fiscal year (2)	0	0	-$1,075,858
Compensation Actually Paid	$55,109	$55,109	$9,861,062

Compensation Actually Paid vs. Total Shareholder Return		These factors collectively resulted in a decrease in the Compensation Actually Paid (as computed in accordance with SEC rules) to our Non-PEO NEOs for fiscal year 2023.
Compensation Actually Paid vs. Company Selected Measure		Our below-target performance against cloud revenue targets had a direct impact on the overall compensation of our Non-PEO NEOs, as it resulted in reduced bonus payouts for fiscal year 2023
Total Shareholder Return Vs Peer Group		Furthermore, our decline in TSR during fiscal year 2023 reflects the prevailing macroeconomic environment and volatility in the software and technology sectors.
Total Shareholder Return Amount		$ 89.5
Peer Group Total Shareholder Return Amount		133.7
Net Income (Loss)		$ (486,800,000)
Company Selected Measure Amount		2,144.0
Additional 402(v) Disclosure		Represents the total stockholder return for the period between July 1, 2022 and June 30, 2023.Cloud revenue is equal to cloud revenue as reported in the audited financial statements included in our Annual Report on Form 10-K for fiscal year 2023, plus fees received for sales of third-party cloud apps in the Atlassian Marketplace.All amounts included in this column represent the average for all Non-PEO NEOs.Calculated as fair value at the earlier of vesting date or last day of the fiscal year minus the fair value on the last day of the prior fiscal year.
Mr. Cannon-Brookes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 55,109
PEO Actually Paid Compensation Amount		$ 55,109
PEO Name		Cannon-Brookes
Mr. Farquhar [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 55,109
PEO Actually Paid Compensation Amount		$ 55,109
PEO Name		Farquhar
Gale [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount		$ 13,612,685
Non-PEO NEO Average Compensation Actually Paid Amount		9,861,062
PEO | Grant Date Fair Value Of Awards Granted During The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Fair Value Of Awards Granted During The Fiscal Year At Vest Or At Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Change In Fair Value Of Awards Granted Prior To The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Grant Date Fair Value Of Awards Granted During The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		12,944,242
Non-PEO NEO | Fair Value Of Awards Granted During The Fiscal Year At Vest Or At Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,268,477
Non-PEO NEO | Change In Fair Value Of Awards Granted Prior To The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,075,858)